Distribution Date:	05/17/24	JPMBB Commercial Mortgage Securities Trust 2015-C30
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644UAW8	1.738400%	55,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644UAX6	3.087000%	87,279,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644UAY4	3.322200%	24,337,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644UAZ1	3.550800%	250,000,000.00	157,294,101.36	0.00	465,433.25	0.00	0.00	465,433.25	157,294,101.36	40.04%	30.00%
A-5	46644UBA5	3.821800%	424,851,000.00	424,851,000.00	0.00	1,353,079.63	0.00	0.00	1,353,079.63	424,851,000.00	40.04%	30.00%
A-SB	46644UBB3	3.559100%	90,419,000.00	12,415,513.48	1,586,200.92	36,823.38	0.00	0.00	1,623,024.30	10,829,312.56	40.04%	30.00%
A-S	46644UBE7	4.226300%	96,531,000.00	96,531,000.00	0.00	339,974.14	0.00	0.00	339,974.14	96,531,000.00	30.27%	22.75%
B	46644UBF4	4.228361%	88,209,000.00	88,209,000.00	0.00	310,816.22	0.00	0.00	310,816.22	88,209,000.00	21.35%	16.12%
C	46644UBG2	4.228361%	58,251,000.00	58,251,000.00	0.00	205,255.20	0.00	0.00	205,255.20	58,251,000.00	15.46%	11.75%
D	46644UBJ6	3.728361%	56,587,000.00	56,587,000.00	0.00	175,813.95	0.00	0.00	175,813.95	56,587,000.00	9.74%	7.50%
E	46644UAL2	3.978361%	33,286,000.00	33,286,000.00	0.00	110,353.09	0.00	0.00	110,353.09	33,286,000.00	6.37%	5.00%
F*	46644UAN8	3.978361%	18,308,000.00	18,308,000.00	0.00	60,696.52	0.00	0.00	60,696.52	18,308,000.00	4.52%	3.62%
NR	46644UAQ1	3.978361%	48,265,099.00	44,724,406.14	0.00	38,407.17	0.00	0.00	38,407.17	44,724,406.14	0.00%	0.00%
Z	46644UAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644UAU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,331,456,101.00	990,457,020.98	1,586,200.92	3,096,652.55	0.00	0.00	4,682,853.47	988,870,820.06

X-A	46644UBC1	0.416460%	1,028,550,000.00	691,091,614.84	0.00	239,843.43	0.00	0.00	239,843.43	689,505,413.92
X-B	46644UBD9	0.000000%	88,209,000.00	88,209,000.00	0.00	0.00	0.00	0.00	0.00	88,209,000.00
X-C	46644UAA6	0.000000%	58,251,000.00	58,251,000.00	0.00	0.00	0.00	0.00	0.00	58,251,000.00
X-D	46644UAC2	0.500000%	56,587,000.00	56,587,000.00	0.00	23,577.92	0.00	0.00	23,577.92	56,587,000.00
X-E	46644UAE8	0.250000%	33,286,000.00	33,286,000.00	0.00	6,934.58	0.00	0.00	6,934.58	33,286,000.00
X-F	46644UAG3	0.250000%	18,308,000.00	18,308,000.00	0.00	3,814.17	0.00	0.00	3,814.17	18,308,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	46644UAJ7	0.250000%	48,265,099.00	44,724,406.14	0.00	9,317.58	0.00	0.00	9,317.58	44,724,406.14
Notional SubTotal			1,331,456,099.00	990,457,020.98	0.00	283,487.68	0.00	0.00	283,487.68	988,870,820.06

Deal Distribution Total					1,586,200.92	3,380,140.23	0.00	0.00	4,966,341.15

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the

	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644UAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644UAZ1	629.17640544	0.00000000	1.86173300	0.00000000	0.00000000	0.00000000	0.00000000	1.86173300	629.17640544
A-5	46644UBA5	1,000.00000000	0.00000000	3.18483334	0.00000000	0.00000000	0.00000000	0.00000000	3.18483334	1,000.00000000
A-SB	46644UBB3	137.31089129	17.54278326	0.40725268	0.00000000	0.00000000	0.00000000	0.00000000	17.95003594	119.76810803
A-S	46644UBE7	1,000.00000000	0.00000000	3.52191669	0.00000000	0.00000000	0.00000000	0.00000000	3.52191669	1,000.00000000
B	46644UBF4	1,000.00000000	0.00000000	3.52363387	0.00000000	0.00000000	0.00000000	0.00000000	3.52363387	1,000.00000000
C	46644UBG2	1,000.00000000	0.00000000	3.52363393	0.00000000	0.00000000	0.00000000	0.00000000	3.52363393	1,000.00000000
D	46644UBJ6	1,000.00000000	0.00000000	3.10696715	0.00000000	0.00000000	0.00000000	0.00000000	3.10696715	1,000.00000000
E	46644UAL2	1,000.00000000	0.00000000	3.31530043	0.00000000	0.00000000	0.00000000	0.00000000	3.31530043	1,000.00000000
F	46644UAN8	1,000.00000000	0.00000000	3.31530042	0.00000000	0.00000000	0.00000000	0.00000000	3.31530042	1,000.00000000
NR	46644UAQ1	926.64072107	0.00000000	0.79575451	2.27633802	19.37753013	0.00000000	0.00000000	0.79575451	926.64072107
Z	46644UAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644UBC1	671.90862364	0.00000000	0.23318597	0.00000000	0.00000000	0.00000000	0.00000000	0.23318597	670.36645172
X-B	46644UBD9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644UAA6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644UAC2	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000
X-E	46644UAE8	1,000.00000000	0.00000000	0.20833323	0.00000000	0.00000000	0.00000000	0.00000000	0.20833323	1,000.00000000
X-F	46644UAG3	1,000.00000000	0.00000000	0.20833352	0.00000000	0.00000000	0.00000000	0.00000000	0.20833352	1,000.00000000
X-NR	46644UAJ7	926.64072107	0.00000000	0.19305005	0.00000000	0.00000000	0.00000000	0.00000000	0.19305005	926.64072107

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/24 - 04/30/24	30	0.00	465,433.25	0.00	465,433.25	0.00	0.00	0.00	465,433.25	0.00
A-5	04/01/24 - 04/30/24	30	0.00	1,353,079.63	0.00	1,353,079.63	0.00	0.00	0.00	1,353,079.63	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	36,823.38	0.00	36,823.38	0.00	0.00	0.00	36,823.38	0.00
X-A	04/01/24 - 04/30/24	30	0.00	239,843.43	0.00	239,843.43	0.00	0.00	0.00	239,843.43	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	04/01/24 - 04/30/24	30	0.00	23,577.92	0.00	23,577.92	0.00	0.00	0.00	23,577.92	0.00
X-E	04/01/24 - 04/30/24	30	0.00	6,934.58	0.00	6,934.58	0.00	0.00	0.00	6,934.58	0.00
X-F	04/01/24 - 04/30/24	30	0.00	3,814.17	0.00	3,814.17	0.00	0.00	0.00	3,814.17	0.00
X-NR	04/01/24 - 04/30/24	30	0.00	9,317.58	0.00	9,317.58	0.00	0.00	0.00	9,317.58	0.00
A-S	04/01/24 - 04/30/24	30	0.00	339,974.14	0.00	339,974.14	0.00	0.00	0.00	339,974.14	0.00
B	04/01/24 - 04/30/24	30	0.00	310,816.22	0.00	310,816.22	0.00	0.00	0.00	310,816.22	0.00
C	04/01/24 - 04/30/24	30	0.00	205,255.20	0.00	205,255.20	0.00	0.00	0.00	205,255.20	0.00
D	04/01/24 - 04/30/24	30	0.00	175,813.95	0.00	175,813.95	0.00	0.00	0.00	175,813.95	0.00
E	04/01/24 - 04/30/24	30	0.00	110,353.09	0.00	110,353.09	0.00	0.00	0.00	110,353.09	0.00
F	04/01/24 - 04/30/24	30	0.00	60,696.52	0.00	60,696.52	0.00	0.00	0.00	60,696.52	0.00
NR	04/01/24 - 04/30/24	30	825,390.73	148,274.85	0.00	148,274.85	109,867.68	0.00	0.00	38,407.17	935,258.41
Totals			825,390.73	3,490,007.91	0.00	3,490,007.91	109,867.68	0.00	0.00	3,380,140.23	935,258.41

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644UBE7	4.226300%	96,531,000.00	96,531,000.00	0.00	339,974.14	0.00	0.00	339,974.14	96,531,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644UBF4	4.228361%	88,209,000.00	88,209,000.00	0.00	310,816.22	0.00	0.00	310,816.22	88,209,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644UBG2	4.228361%	58,251,000.00	58,251,000.00	0.00	205,255.20	0.00	0.00	205,255.20	58,251,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			242,991,000.03	242,991,000.00	0.00	856,045.56	0.00	0.00	856,045.56	242,991,000.00

Exchangeable Certificate Details
EC	46644UBH0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,966,341.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,501,463.54	Master Servicing Fee	6,750.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,596.30
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	412.69
ARD Interest	0.00	Senior Trust Advisor Fee	1,485.69
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,501,463.54	Total Fees	11,455.60

Principal		Expenses/Reimbursements
Scheduled Principal	1,586,200.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	98,034.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,833.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,586,200.92	Total Expenses/Reimbursements	109,867.68

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,380,140.23
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	1,586,200.92
Excess Liquidation Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,966,341.15
Total Funds Collected	5,087,664.46	Total Funds Distributed	5,087,664.43

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	990,457,020.98	990,457,020.98	Beginning Certificate Balance	990,457,020.98
(-) Scheduled Principal Collections	1,586,200.92	1,586,200.92	(-) Principal Distributions	1,586,200.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	988,870,820.06	988,870,820.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	990,523,542.66	990,523,542.66	Ending Certificate Balance	988,870,820.06
Ending Actual Collateral Balance	989,124,483.22	989,124,483.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	95,155,631.06	9.62%	12	4.4640	NAP	Defeased	11	95,155,631.06	9.62%	12	4.4640	NAP
	9,999,999 or less	19	107,735,952.93	10.89%	13	4.4313	1.643593	1.35 or less	17	332,073,482.08	33.58%	13	4.2968	0.805383
10,000,000 to 19,999,999		11	151,952,356.36	15.37%	11	4.3089	1.579816	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		2	46,452,981.14	4.70%	14	4.4980	1.214560	1.46 to 1.55	8	127,718,149.11	12.92%	14	4.4886	1.517566
25,000,000 to 49,999,999		9	380,824,335.41	38.51%	13	4.2077	1.946721	1.56 to 1.65	2	94,478,854.58	9.55%	14	4.2322	1.563945
	50,000,000 or greater	3	206,749,563.16	20.91%	14	3.9980	2.998070	1.66 to 1.80	3	31,205,177.13	3.16%	14	4.3333	1.753963
	Totals	55	988,870,820.06	100.00%	13	4.2420	1.990167	1.81 to 2.00	2	10,114,339.51	1.02%	13	4.3806	1.975854
								2.01 or greater	12	298,125,186.59	30.15%	12	3.9935	3.860845
								Totals	55	988,870,820.06	100.00%	13	4.2420	1.990167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	95,155,631.06	9.62%	12	4.4640	NAP
							Defeased	13	95,155,631.06	9.62%	12	4.4640	NAP
Alabama	2	43,505,859.84	4.40%	14	4.3174	2.560500
							Industrial	8	27,465,734.18	2.78%	13	4.3307	2.498732
Arizona	1	42,000,000.00	4.25%	13	3.5300	6.369300
							Lodging	7	41,736,802.97	4.22%	14	4.5567	2.220386
California	4	47,177,277.30	4.77%	14	4.2291	1.357609
							Mixed Use	3	44,880,687.70	4.54%	13	3.5865	6.017372
Colorado	3	25,032,056.28	2.53%	14	4.4337	0.673271
							Mobile Home Park	1	7,250,167.75	0.73%	12	4.4600	1.172400
Connecticut	7	36,557,603.58	3.70%	14	4.4623	1.412635
							Multi-Family	3	30,220,565.41	3.06%	14	4.4558	1.398948
Florida	2	52,580,356.86	5.32%	14	4.4085	1.573605
							Office	24	496,759,882.05	50.24%	13	4.2801	1.520516
Georgia	5	19,474,523.30	1.97%	13	4.2384	0.523106
							Retail	14	240,818,564.13	24.35%	14	4.0955	2.451104
Hawaii	1	72,000,000.00	7.28%	13	3.5300	4.879400
							Self Storage	1	4,582,784.81	0.46%	14	4.4720	1.530500
Illinois	1	3,616,184.09	0.37%	14	4.6600	0.821200
							Totals	74	988,870,820.06	100.00%	13	4.2420	1.990167
Indiana	1	45,825,228.24	4.63%	14	4.4690	0.384500

Kansas	1	4,317,153.78	0.44%	13	4.3600	2.005200

Louisiana	2	81,246,510.49	8.22%	14	4.1989	1.641786

Maine	1	3,811,586.99	0.39%	13	4.4710	5.010600

Maryland	1	45,615,591.82	4.61%	13	4.1995	1.316800

Massachusetts	3	36,256,208.66	3.67%	14	4.3475	2.160473

New Jersey	10	100,905,097.00	10.20%	14	4.3977	1.486887

New York	5	87,634,576.91	8.86%	14	4.2916	2.733418

Ohio	1	18,079,750.65	1.83%	14	4.5250	1.489500

South Carolina	2	19,503,038.87	1.97%	14	4.4641	2.345571

Texas	5	61,635,778.79	6.23%	12	4.0885	0.030637

Virginia	1	24,423,379.68	2.47%	14	4.4700	1.267200

Washington	1	12,726,586.13	1.29%	(22)	3.9560	3.858000

Wisconsin	1	9,790,839.74	0.99%	14	4.4690	1.505800

Totals	74	988,870,820.06	100.00%	13	4.2420	1.990167

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	95,155,631.06	9.62%	12	4.4640	NAP	Defeased	11	95,155,631.06	9.62%	12	4.4640	NAP
	4.20000% or less	9	365,440,751.62	36.96%	12	3.9370	2.531779	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	18	305,307,814.26	30.87%	14	4.3222	2.095484	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	12	158,587,803.28	16.04%	14	4.4845	1.077985	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	4	59,549,589.67	6.02%	14	4.6486	1.522217	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	1	4,829,230.17	0.49%	14	4.9100	1.692500	49 months or greater	44	893,715,189.00	90.38%	13	4.2184	2.052957
	Totals	55	988,870,820.06	100.00%	13	4.2420	1.990167	Totals	55	988,870,820.06	100.00%	13	4.2420	1.990167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	95,155,631.06	9.62%	12	4.4640	NAP	Defeased	11	95,155,631.06	9.62%	12	4.4640	NAP
	60 months or less	44	893,715,189.00	90.38%	13	4.2184	2.052957	Interest Only	6	246,726,586.13	24.95%	11	3.8626	3.559199
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	38	646,988,602.87	65.43%	14	4.3541	1.478558
	Totals	55	988,870,820.06	100.00%	13	4.2420	1.990167	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	988,870,820.06	100.00%	13	4.2420	1.990167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	95,155,631.06	9.62%	12	4.4640	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	835,535,520.46	84.49%	13	4.2115	2.017616
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	58,179,668.54	5.88%	14	4.3174	2.560500
	Totals	55	988,870,820.06	100.00%	13	4.2420	1.990167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304190001	OF	New Orleans	LA	Actual/360	4.195%	268,294.57	171,574.03	0.00	N/A	07/01/25	--	76,741,468.65	76,569,894.62	05/01/24
2	304190002	RT	Aiea	HI	Actual/360	3.530%	211,800.00	0.00	0.00	N/A	06/01/25	--	72,000,000.00	72,000,000.00	05/01/24
3	304190003	OF	Various	Various	Actual/360	4.317%	209,814.77	137,310.81	0.00	N/A	07/01/25	--	58,316,979.35	58,179,668.54	04/01/24
5	304190005	OF	Fort Lee	NJ	Actual/360	4.186%	159,292.59	89,689.61	0.00	N/A	07/01/25	--	45,664,382.08	45,574,692.47	05/01/24
6	304190006	OF	Indianapolis	IN	Actual/360	4.469%	170,982.88	86,488.08	0.00	N/A	07/01/25	--	45,911,716.32	45,825,228.24	05/01/24
7	304190007	OF	Bethesda	MD	Actual/360	4.199%	159,931.50	84,562.50	0.00	N/A	06/01/25	--	45,700,154.32	45,615,591.82	05/01/24
8	304190008	OF	New York	NY	Actual/360	4.278%	167,555.00	0.00	0.00	N/A	07/01/25	--	47,000,000.00	47,000,000.00	05/01/24
9	695100513	OF	Princeton	NJ	Actual/360	4.638%	158,919.90	80,774.35	0.00	N/A	07/06/25	--	41,117,696.25	41,036,921.90	05/06/24
10	304190010	RT	Pembroke Pines	FL	Actual/360	4.327%	147,300.06	78,588.39	0.00	N/A	07/01/25	--	40,850,489.37	40,771,900.98	05/01/24
11	304190011	MU	Scottsdale	AZ	Actual/360	3.530%	123,550.00	0.00	0.00	N/A	06/01/25	--	42,000,000.00	42,000,000.00	05/01/24
12	304060002	OF	Houston	TX	Actual/360	3.950%	131,666.67	0.00	0.00	N/A	04/01/25	--	40,000,000.00	40,000,000.00	07/01/23
13	304190013	OF	New York	NY	Actual/360	4.278%	117,645.00	0.00	0.00	N/A	07/01/25	--	33,000,000.00	33,000,000.00	05/01/24
14	304190014	Various Various		GA	Actual/360	4.167%	57,050.50	42,735.38	0.00	N/A	06/01/25	--	16,429,230.88	16,386,495.50	02/01/24
17	883100412	MF	Charlottesville	VA	Actual/360	4.470%	91,187.54	56,496.98	0.00	N/A	07/06/25	--	24,479,876.66	24,423,379.68	05/06/24
18	883100407	Various West Hartford		CT	Actual/360	4.529%	83,309.63	44,047.05	0.00	N/A	07/06/25	--	22,073,648.51	22,029,601.46	05/06/24
19	623100192	MF	Bedford Heights	OH	Actual/360	4.120%	78,182.09	40,534.37	0.00	04/06/25	04/06/45	01/06/25	22,771,481.82	22,730,947.45	05/06/24
20	304190020	RT	Carver	MA	Actual/360	4.390%	65,670.11	41,866.52	0.00	N/A	07/05/25	--	17,950,826.48	17,908,959.96	05/05/24
21	304190021	MF	Indianapolis	IN	Actual/360	4.620%	73,857.30	35,333.77	0.00	N/A	07/05/25	04/05/25	19,183,714.12	19,148,380.35	05/05/24
22	883100417	RT	Mentor	OH	Actual/360	4.525%	68,303.33	33,839.21	0.00	N/A	07/06/25	--	18,113,589.86	18,079,750.65	05/06/24
24	883100415	RT	Fresno	CA	Actual/360	4.390%	60,836.08	31,695.44	0.00	N/A	07/06/25	--	16,629,452.45	16,597,757.01	05/06/24
26	304190026	OF	Seattle	WA	Actual/360	3.956%	42,062.43	32,494.06	0.00	07/01/22	01/31/26	--	12,759,080.19	12,726,586.13	05/01/24
27	304190027	RT	Los Angeles	CA	Actual/360	3.853%	46,859.44	26,676.56	0.00	N/A	07/01/25	--	14,594,167.64	14,567,491.08	05/01/24
28	304190028	LO	Altamonte Springs	FL	Actual/360	4.690%	46,255.07	26,529.12	0.00	N/A	07/01/25	--	11,834,985.00	11,808,455.88	05/01/24
29	883100414	OF	Torrance	CA	Actual/360	4.540%	46,684.73	24,584.34	0.00	N/A	07/06/25	03/06/25	12,339,576.40	12,314,992.06	05/06/24
30	883100411	RT	Centennial	CO	Actual/360	4.384%	41,112.08	26,264.74	0.00	N/A	07/06/25	--	11,252,792.83	11,226,528.09	05/06/24
31	623100211	MF	Towson	MD	Actual/360	4.440%	44,131.70	21,274.74	0.00	N/A	03/06/25	--	11,927,486.76	11,906,212.02	05/06/24
32	304190032	OF	Houston	TX	Actual/360	4.360%	40,423.30	22,873.62	0.00	N/A	06/01/25	--	11,125,679.77	11,102,806.15	05/01/24
33	695100516	LO	Janesville	WI	Actual/360	4.469%	36,588.52	33,778.93	0.00	N/A	07/06/25	--	9,824,618.67	9,790,839.74	05/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	304190034	IN	Wilmington	MA	Actual/360	4.320%	38,780.34	20,745.24	0.00	N/A	07/05/25	--	10,772,315.55	10,751,570.31	05/05/24
35	623100212	RT	Bridgeport	CT	Actual/360	4.375%	39,431.29	19,484.37	0.00	N/A	06/06/25	--	10,815,439.97	10,795,955.60	05/06/24
36	883100410	OF	Aurora	CO	Actual/360	4.475%	34,462.45	18,583.65	0.00	N/A	07/06/25	--	9,241,327.03	9,222,743.38	05/06/24
37	883100409	RT	Roseville	CA	Actual/360	4.435%	31,587.23	16,181.67	0.00	N/A	07/06/25	--	8,546,713.72	8,530,532.05	05/06/24
39	883100403	RT	Hanson	MA	Actual/360	4.286%	27,182.14	14,812.09	0.00	N/A	06/06/25	--	7,610,490.48	7,595,678.39	05/06/24
40	304190040	MF	Lancaster	TX	Actual/360	4.300%	25,914.19	15,160.14	0.00	N/A	01/06/25	--	7,231,866.09	7,216,705.95	05/06/24
41	623100210	MH	Egg Harbor Township NJ		Actual/360	4.460%	26,997.94	13,851.28	0.00	N/A	05/06/25	--	7,264,019.03	7,250,167.75	05/06/24
42	883100377	IN	Various	NJ	Actual/360	4.303%	25,309.19	14,789.67	0.00	N/A	04/06/25	--	7,058,104.55	7,043,314.88	05/06/24
43	304190043	RT	La Puente	CA	Actual/360	4.370%	27,291.11	12,628.12	0.00	N/A	07/05/25	--	7,494,125.28	7,481,497.16	05/05/24
44	304190044	RT	Dallas	TX	Actual/360	4.238%	25,928.82	12,633.33	0.00	N/A	07/01/25	--	7,341,808.62	7,329,175.29	05/01/24
46	304190046	LO	Groton	CT	Actual/360	4.860%	25,711.83	13,910.53	0.00	N/A	07/05/25	04/05/25	6,348,601.17	6,334,690.64	05/05/24
47	883100399	MF	Various	NY	Actual/360	4.396%	21,286.94	13,624.65	0.00	N/A	06/06/25	--	5,810,810.38	5,797,185.73	05/06/24
49	695100515	LO	Spartanburg	SC	Actual/360	4.910%	19,824.86	15,950.52	0.00	N/A	07/06/25	--	4,845,180.69	4,829,230.17	05/06/24
50	304190050	LO	Bossier City	LA	Actual/360	4.257%	16,649.55	16,702.30	0.00	N/A	05/01/25	--	4,693,318.17	4,676,615.87	05/01/24
53	883100408	Various Various		Various	Actual/360	4.665%	17,179.29	9,938.86	0.00	N/A	04/06/25	--	4,419,110.95	4,409,172.09	05/06/24
54	883100404	RT	Overland Park	KS	Actual/360	4.360%	15,722.70	10,194.15	0.00	N/A	06/06/25	--	4,327,347.93	4,317,153.78	05/06/24
55	883100430	SS	Centennial	CO	Actual/360	4.472%	17,110.73	8,645.44	0.00	N/A	07/06/25	--	4,591,430.25	4,582,784.81	05/06/24
56	695100503	MF	Dewitt	MI	Actual/360	4.521%	14,409.54	7,685.58	0.00	N/A	06/06/25	03/06/25	3,824,695.60	3,817,010.02	05/06/24
57	304190057	LO	Portland	ME	Actual/360	4.471%	14,228.29	7,232.67	0.00	N/A	06/01/25	--	3,818,819.66	3,811,586.99	05/01/24
60	304190060	RT	Antioch	IL	Actual/360	4.660%	14,070.40	7,095.29	0.00	N/A	07/05/25	--	3,623,279.38	3,616,184.09	04/05/24
62	304190062	LO	Lakeville	CT	Actual/360	4.321%	13,461.46	6,382.75	0.00	N/A	06/01/25	--	3,738,429.27	3,732,046.52	05/01/24
63	695100501	LO	Woodstock	GA	Actual/360	4.617%	11,921.89	10,577.88	0.00	N/A	06/06/25	--	3,098,605.68	3,088,027.80	05/06/24
65	695100504	IN	Various	TX	Actual/360	4.535%	12,132.01	6,437.99	0.00	N/A	06/06/25	--	3,210,235.34	3,203,797.35	05/06/24
66	623100220	RT	Saint Joseph	MO	Actual/360	4.665%	10,290.26	8,927.88	0.00	N/A	04/06/25	--	2,647,013.22	2,638,085.34	05/06/24
68	695100500	MH	Centralia	WA	Actual/360	4.786%	9,747.71	5,443.05	0.00	N/A	06/06/25	--	2,444,056.33	2,438,613.28	05/06/24
69	695100502	MF	Farmington Hills	MI	Actual/360	4.665%	8,572.57	4,340.84	0.00	N/A	06/06/25	--	2,205,162.70	2,200,821.86	05/06/24
70	883100400	IN	Brooklyn	NY	Actual/360	4.556%	6,992.02	4,228.38	0.00	N/A	06/06/25	--	1,841,619.56	1,837,391.18	05/06/24
Totals							3,501,463.54	1,586,200.92	0.00				990,457,020.98	988,870,820.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,438,990.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,536,030.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,082,341.00	13,674,313.00	10/01/20	09/30/21	--	0.00	0.00	346,882.60	346,882.60	0.00	0.00
5	4,837,834.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,675,495.76	671,133.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,199,262.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,286,343.46	1,702,885.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,809,089.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,777,000.52	1,081,753.41	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	22,689,429.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,324.13	0.00	--	--	01/11/24	29,896,116.71	395,405.23	33,018.99	1,036,156.98	0.00	0.00
13	3,877,909.19	1,005,920.24	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	400,354.00	0.00	--	--	01/11/24	7,938,099.10	26,358.46	99,123.23	270,946.25	0.00	0.00
17	2,358,740.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,960,926.34	499,636.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,065,781.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,930,188.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,257,397.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,583,526.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,708,444.11	414,746.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,716,398.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	931,622.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	186,033.56	158,331.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	1,464,517.70	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	581,795.91	671,216.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,084,852.66	247,438.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	23,301.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	877,875.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,052,653.40	187,374.45	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	584,188.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,109,749.06	962,991.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	570,036.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	633,301.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	835,235.36	651,849.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	870,943.63	862,076.03	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,332,473.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	645,360.97	659,128.66	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	477,614.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1,472,918.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	223,989.49	0.00	--	--	--	0.00	0.00	21,150.59	21,150.59	0.00	0.00
62	927,923.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	479,723.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	496,577.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	169,977.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	135,568,676.34	25,108,591.05				37,834,215.81	421,763.69	500,175.41	1,675,136.42	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	1	16,386,495.50	1	40,000,000.00	0	0.00	1	16,386,495.50	0	0.00	0	0.00	0	0.00	4.242046%	4.199204%	13
04/17/24	1	16,429,230.88	0	0.00	1	40,000,000.00	0	0.00	1	16,429,230.88	0	0.00	2	2,826,155.86	0	0.00	4.242240%	4.199398%	14
03/15/24	1	58,446,813.64	0	0.00	2	59,140,571.21	0	0.00	0	0.00	0	0.00	1	136,158.97	0	0.00	4.242176%	4.198646%	15
02/16/24	0	0.00	1	19,175,988.09	1	40,000,000.00	0	0.00	0	0.00	0	0.00	1	122,587.21	0	0.00	4.242340%	4.198819%	16
01/18/24	1	19,206,854.97	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	1	101,872.77	0	0.00	4.242484%	4.198970%	17
12/15/23	1	19,237,611.49	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	1	136,587.57	0	0.00	4.242632%	4.199125%	18
11/17/23	1	19,270,480.63	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	1	132,944.32	0	0.00	4.242781%	4.199282%	19
10/17/23	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	1	126,948.69	0	0.00	4.242919%	4.199427%	20
09/15/23	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	109,075.23	0	0.00	4.243069%	4.204396%	21
08/17/23	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	113,252.61	0	0.00	4.243211%	4.204545%	22
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	121,281.69	1	6,215,000.00	4.243351%	4.204692%	23
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	130,164.50	0	0.00	4.240571%	4.202090%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304190003	04/01/24	0	B	346,882.60	346,882.60	0.00	58,316,979.36	02/16/22	13
12	304060002	07/01/23	9	6	33,018.99	1,036,156.98	0.00	40,000,000.00	03/23/21	6
14	304190014	02/01/24	2	2	99,123.23	270,946.25	0.00	16,495,752.49	09/22/23	2			04/02/24
60	304190060	04/05/24	0	B	21,150.59	21,150.59	0.00	3,623,279.38
Totals					500,175.41	1,675,136.42	0.00	118,436,011.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		149,486,294	109,486,294	40,000,000		0
13 - 24 Months		839,384,526	822,998,030	0		16,386,496
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	988,870,820	932,484,325	0	0	40,000,000	16,386,496
Apr-24	990,457,021	934,027,790	0	0	40,000,000	16,429,231
Mar-24	994,762,064	877,174,680	58,446,814	0	59,140,571	0
Feb-24	996,555,146	937,379,158	0	19,175,988	40,000,000	0
Jan-24	998,144,002	938,937,147	19,206,855	0	40,000,000	0
Dec-23	999,706,308	940,468,697	19,237,611	0	40,000,000	0
Nov-23	1,001,389,994	942,119,514	19,270,481	0	40,000,000	0
Oct-23	1,002,971,197	962,971,197	0	0	40,000,000	0
Sep-23	1,004,633,536	964,633,536	0	40,000,000	0	0
Aug-23	1,006,178,896	966,178,896	40,000,000	0	0	0
Jul-23	1,007,722,672	1,007,722,672	0	0	0	0
Jun-23	1,015,577,262	1,015,577,262	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304190003	58,179,668.54	58,316,979.36	203,306,000.00	04/24/15	11,687,018.00	2.56050	09/30/21	07/01/25	253
12	304060002	40,000,000.00	40,000,000.00	30,400,000.00	08/09/23	(910,317.87)	(0.37880)	12/31/23	04/01/25	I/O
14	304190014	16,386,495.50	16,495,752.49	9,500,000.00	11/09/23	400,354.00	0.33430	12/31/23	06/01/25	253
Totals		114,566,164.04	114,812,731.85	243,206,000.00		11,177,054.13

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304190003	OF	Various	02/16/22	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. Borrower has executed the Pre-Negotiation Letter and provided a COVID 19 modification request. Special Servicer identified instances of SPE violations and entered into a settlement agreement effective December 30, 2022. Special Servicer is working with Borrower on insurance funding shortfalls. Borrower has submitted a short-term payment deferral request.

Special Servicer is evaluating Borrower's request while dual-tracking the appointment of a receiver. Receivership proceedings will be filed by end of March. Receivers have been appointed to all three properties and are evaluating needs.

12	304060002	OF	TX	03/23/21	6
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

14	304190014	Various	GA	09/22/23	2

The loan was originally secured by 4 properties, 3 of which have been released, and 1 have become REO. Of those, 1 remains REO: 1200 Ashwood. REO Title Date: April 2, 2024. Description of Collateral: Asset consists of a Class B suburban office bld gcontaining 198,431 sf. As of 12/31/2023, the property was ~40% occupied. Collateral was constructed in 1985 and renovated in 2000. The site is 11.64 acres with 610 surface parking spaces. Crossed with or is companion Loan to: NA. Deferred Main t enance/Repair Issues: Roof Survey will be ordered within 90-days. Per most recent site inspection, asset is in average condition for age of property. Leasing Summary: Asset is ~40% leased to 15 tenants, largest three tenants comprise 15% of NRSF. Marketing Summary: Asset is not on the market for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	304060012	17,968,351.41	4.52700%	17,968,351.41	4.52700%	10	06/05/20	06/01/20	08/11/20
28	304190028	12,856,623.90	4.69000%	12,856,623.90	4.69000%	10	08/28/20	08/01/20	10/13/20
33	695100516	11,142,914.05	4.46900%	11,142,914.05	4.46900%	10	09/11/20	07/06/20	10/13/20
51	883100420	4,833,891.26	4.70000%	4,833,891.26	4.70000%	10	07/06/20	07/06/20	11/12/20
63	695100501	3,544,368.52	4.61700%	3,544,368.52	4.61700%	10	08/04/20	06/06/20	09/11/20
Totals		50,346,149.14		50,346,149.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	304060012 02/17/22	17,388,211.76	64,000,000.00	14,950,637.60	1,163,112.89	14,950,637.60	13,787,524.71	3,600,687.05	0.00	60,158.76	3,540,528.29	18.57%
51	883100420 10/18/21	4,699,459.88	9,600,000.00	5,679,478.11	654,628.31	5,679,478.11	5,024,849.80	0.00	0.00	(165.00)	165.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,087,671.64	73,600,000.00	20,630,115.71	1,817,741.20	20,630,115.71	18,812,374.51	3,600,687.05	0.00	59,993.76	3,540,693.29

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	1,192.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	304060012	12/15/23	0.00	0.00	3,540,528.29	0.00	0.00	(60,158.76)	0.00	0.00	3,540,528.29
		02/17/22	0.00	0.00	3,600,687.05	0.00	0.00	3,600,687.05	0.00	0.00
51	883100420	03/17/22	0.00	0.00	165.00	0.00	0.00	165.00	0.00	0.00	165.00
		10/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,192.37	3,540,693.29	0.00	0.00	3,540,693.29	0.00	0.00	3,540,693.29

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	8,333.33	0.00	0.00	98,034.35	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,833.33	0.00	0.00	98,034.35	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		109,867.68

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Supplemental Notes
None

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